Goodwill and Core Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Core Deposits
Schedule of changes in the carrying amount of goodwill

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2025 and 2024 (in thousands):

	2025	2024
Balance beginning of year	$682	$682
Additions from acquisition	—	—
Balance, end of year	$682	$682

Schedule of intangible assets

Intangible assets in the consolidated balance sheets at December 31, 2025 and 2024 were as follows (in thousands):

	2025			2024
	Gross			Gross
	Intangible	Accumulated	Net Intangible	Intangible	Accumulated	Net Intangible
	Assets	Amortization	Assets	Assets	Amortization	Assets
Core deposit intangibles	$1,041	$1,041	$—	$1,041	$919	$122